EX-1
FORM ABS-15G Wachovia Asset Securitization Issuance II, LLC
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Residential Mortgages - HELOC
Wachovia Asset Securitization Issuance 2007-HE1		Wachovia Bank, National Association	27,157	1,500,000,067.33	100	2	0	0	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Wachovia Asset Securitization Issuance 2007-HE2		Wachovia Bank, National Association	38,737	2,000,000,030.01	100	5	0	0	5	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuing Entity Subtotal			65,894	3,500,000,097.34	100	7	0	0	7	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Residential Mortgages - HELOC Asset Class Total			65,894	3,500,000,097.34	100	7	0	0	7	0	0	0	0	0	0	0	0	0	0	0	0	0	0